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Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series C 2
Franklin Templeton SMACS: Series CP 13
Notes to Schedules of Investments 26

Franklin Strategic Series
Schedule of Investments (unaudited), March 31, 2026
Franklin Templeton SMACS: Series C
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 37.0%
Aerospace & Defense 1.3%
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................................... $ 8,000 $ 7,531
Senior Bond, 6.125%, 2/15/33 ........................................ 11,000 11,701
Senior Bond, 6.875%, 3/15/39 ........................................ 10,000 10,994
Senior Bond, 3.375%, 6/15/46 ........................................ 12,000 8,300
Senior Bond, 3.9%, 5/01/49 .......................................... 11,000 8,046
Senior Bond, 6.858%, 5/01/54 ........................................ 7,000 7,710
a
Honeywell Aerospace, Inc. ,
Senior Bond, 144A, 4.95%, 3/16/36 .................................... 5,000 4,963
Senior Bond, 144A, 5.732%, 3/16/56 ................................... 5,000 4,946
Senior Bond, 144A, 5.852%, 3/16/66 ................................... 5,000 4,963
Senior Note, 144A, 4.6%, 3/16/33 ..................................... 5,000 4,944
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................................... 8,000 8,340
Senior Bond, 5.95%, 2/01/37 ......................................... 11,000 11,735
Senior Note, 3%, 1/15/29 ............................................ 8,000 7,720
101,893
Automobiles 0.5%
a
Hyundai Capital America , Senior Note , 144A, 6.5% , 1/16/29 ................... 38,000 39,680
Banks 3.7%
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 .................... 8,000 8,169
Senior Note, 2.551% to 2/03/27, FRN thereafter, 2/04/28 .................... 12,000 11,818
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..................... 15,000 14,972
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..................... 35,000 32,437
Citigroup, Inc. ,
Sub. Bond, 4.45%, 9/29/27 ........................................... 31,000 31,008
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..................... 8,000 8,285
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
11,000 11,405
JPMorgan Chase & Co. ,
b
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter, Perpetual ............ 7,000 6,972
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 .................... 31,000 30,850
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 .................... 8,000 8,191
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..................... 16,000 16,574
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to 6/05/32, FRN
thereafter , 6/06/33 ................................................. 28,000 27,256
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ..........................
20,000 20,401
Toronto-Dominion Bank (The) , Senior Note , 4.108% , 6/08/27 ...................
20,000 19,953
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter , 11/03/36 ...........
14,000 12,109
Wells Fargo & Co. , Senior Bond , 2.879% to 10/29/29, FRN thereafter , 10/30/30 .....
43,000 40,576
300,976
Beverages 0.1%
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........................
5,000 4,959
Biotechnology 1.0%
AbbVie, Inc. ,
Senior Bond, 5.05%, 3/15/34 ......................................... 40,000 40,611
Senior Bond, 4.75%, 3/15/36 ......................................... 5,000 4,907
Senior Note, 4.4%, 3/15/33 .......................................... 5,000 4,910
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................................... 7,000 6,784

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
Amgen, Inc., (continued)
Senior Note, 5.25%, 3/02/30 ......................................... $ 8,000 $ 8,217
a
CSL Finance plc , Senior Bond , 144A, 4.625% , 4/27/42 ....................... 14,000 12,385
77,814
Broadline Retail 0.2%
Amazon.com, Inc. ,
Senior Bond, 4.875%, 3/13/36 ........................................ 5,000 4,956
Senior Bond, 5.8%, 3/13/56 .......................................... 5,000 5,000
Senior Bond, 6.05%, 3/13/76 ......................................... 5,000 4,975
Senior Note, 4.55%, 3/13/33 ......................................... 5,000 4,953
19,884
Capital Markets 2.4%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............................
8,000 8,110
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 .................... 20,000 19,890
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 .................... 5,000 4,890
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..................
29,000 24,486
a
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% , 7/01/29 ............. 12,000 11,617
LPL Holdings, Inc. , Senior Note , 5.2% , 3/15/30 .............................
20,000 20,156
Morgan Stanley ,
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 .................... 5,000 4,901
Senior Bond, 5.9% to 3/12/46, FRN thereafter, 3/13/47 ...................... 5,000 4,980
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .................... 20,000 20,226
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..................... 16,000 16,249
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .................... 5,000 4,917
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .................... 5,000 4,967
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..................... 8,000 8,182
a
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............................ 22,000 20,805
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............................
22,000 20,666
195,042
Chemicals 0.1%
FMC Corp. , Senior Bond , 3.45% , 10/01/29 ................................
13,000 11,625
Commercial Services & Supplies 0.7%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........................
20,000 20,439
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................................ 8,000 7,997
Senior Bond, 5%, 3/01/34 ........................................... 16,000 16,111
Senior Bond, 4.8%, 7/15/36 .......................................... 5,000 4,901
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......................
8,000 8,138
57,586
Communications Equipment 0.7%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........................
20,000 20,296
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................................... 7,000 6,314
Senior Bond, 5.4%, 4/15/34 .......................................... 10,000 10,128
Senior Note, 4.85%, 8/15/30 ......................................... 8,000 8,060
Senior Note, 5.2%, 8/15/32 .......................................... 11,000 11,161
55,959

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 0.9%
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............................
$ 11,000 $ 12,216
Capital One Financial Corp. , Senior Note , 7.624% to 10/29/30, FRN thereafter ,
10/30/31 ........................................................ 18,000 19,886
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29 ................
16,000 16,084
a
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% , 3/17/30 ........... 24,000 23,889
72,075
Consumer Staples Distribution & Retail 0.3%
a
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................................... 2,000 1,732
Senior Note, 144A, 1.3%, 2/10/28 ..................................... 11,000 10,381
a
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 2.95% , 1/25/30 ............. 13,000 12,278
24,391
Containers & Packaging 0.3%
Berry Global, Inc. , Senior Secured Note , 1.65% , 1/15/27 ......................
11,000 10,772
WestRock MWV LLC , Senior Bond , 7.95% , 2/15/31 ..........................
12,000 13,607
24,379
Diversified REITs 0.5%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% , 1/15/32 ............
12,000 10,709
VICI Properties LP , Senior Bond , 5.75% , 4/01/34 ............................
8,000 8,077
a
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.875% , 2/15/29 ...... 21,000 20,414
39,200
Diversified Telecommunication Services 1.2%
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................................... 11,000 9,614
Senior Bond, 2.55%, 12/01/33 ........................................ 16,000 13,546
Senior Bond, 5.125%, 4/30/36 ........................................ 5,000 4,942
Senior Bond, 4.75%, 5/15/46 ......................................... 7,000 5,887
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........................
45,000 47,588
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ..................
14,000 12,225
93,802
Electric Utilities 3.8%
a
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% , 1/15/32 ........ 23,000 20,619
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......................
12,000 12,379
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....................
8,000 8,395
DTE Electric Co. , A , Senior Bond , 4.85% , 3/01/36 ...........................
5,000 4,908
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...................
8,000 6,868
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................................... 12,000 12,271
Senior Note, 4.85%, 1/05/29 ......................................... 8,000 8,103
Duke Energy Indiana LLC , DDDD , Senior Bond , 4.95% , 3/15/36 ................
5,000 4,924
Entergy Mississippi LLC , Senior Bond , 5.05% , 4/15/36 .......................
5,000 4,929
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................................ 12,000 12,292
Senior Note, 5.15%, 3/15/29 ......................................... 12,000 12,232
Georgia Power Co. , Senior Bond , 5.25% , 3/15/34 ...........................
40,000 40,864
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................................... 8,000 7,859

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc., (continued)
Senior Note, 5.3%, 3/15/32 .......................................... $ 20,000 $ 20,492
a
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 ................ 21,000 20,235
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................................... 8,000 8,292
Senior Bond, 5.2%, 5/01/36 .......................................... 5,000 4,875
Senior Bond, 6.75%, 1/15/53 ......................................... 4,000 4,155
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................................... 31,000 30,973
Senior Bond, 4.95%, 3/15/36 ......................................... 10,000 9,752
a
Vistra Operations Co. LLC ,
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............................. 12,000 11,799
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............................ 11,000 11,977
Senior Secured Bond, 144A, 5.35%, 1/31/36 ............................. 5,000 4,895
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............................
24,000 24,401
308,489
Electrical Equipment 0.1%
Vertiv Holdings Co. ,
Senior Bond, 4.85%, 3/15/36 ......................................... 7,000 6,809
Senior Bond, 5.8%, 3/15/56 .......................................... 5,000 4,810
11,619
Entertainment 0.1%
Netflix, Inc. , Senior Bond , 5.4% , 8/15/54 ..................................
8,000 7,754
Financial Services 0.3%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......................
21,000 20,512
Food Products 1.5%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings , Senior
Note , 5.95% , 4/20/35 ............................................... 14,000 14,547
Kellanova ,
Senior Bond, 2.1%, 6/01/30 .......................................... 22,000 20,020
Senior Bond, 4.5%, 4/01/46 .......................................... 19,000 16,150
Senior Bond, 5.75%, 5/16/54 ......................................... 8,000 7,850
B, Senior Bond, 7.45%, 4/01/31 ....................................... 8,000 9,024
Kraft Heinz Foods Co. , Senior Bond , 5% , 6/04/42 ...........................
10,000 8,801
a
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............................... 16,000 16,158
Pilgrim's Pride Corp. ,
Senior Bond, 6.25%, 7/01/33 ......................................... 19,000 19,920
Senior Note, 3.5%, 3/01/32 .......................................... 8,000 7,270
119,740
Ground Transportation 0.1%
a
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note , 144A, 4.4% , 7/01/27 12,000 11,963
Health Care Equipment & Supplies 0.1%
a
Medline Borrower LP , Senior Secured Note , 144A, 3.875% , 4/01/29 .............. 10,000 9,679
Health Care Providers & Services 1.2%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............................
12,000 10,041
CVS Health Corp. ,
Senior Bond, 1.875%, 2/28/31 ........................................ 5,000 4,367
Senior Bond, 4.78%, 3/25/38 ......................................... 22,000 20,286

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc. , Senior Note , 3.625% , 3/15/32 ..................................
$ 33,000 $ 30,677
UnitedHealth Group, Inc. ,
Senior Bond, 5.8%, 3/15/36 .......................................... 12,000 12,551
Senior Note, 5.3%, 2/15/30 .......................................... 8,000 8,228
Universal Health Services, Inc. , Senior Secured Note , 4.625% , 10/15/29 ..........
12,000 11,863
98,013
Hotels, Restaurants & Leisure 0.8%
Airbnb, Inc. ,
Senior Bond, 5.25%, 3/16/36 ......................................... 5,000 5,007
Senior Note, 4.65%, 3/16/31 ......................................... 5,000 4,991
a
Carnival Corp. ,
Senior Note, 144A, 5.75%, 8/01/32 ..................................... 5,000 5,004
Senior Secured Note, 144A, 4%, 8/01/28 ................................ 21,000 20,515
Hyatt Hotels Corp. , Senior Note , 5.25% , 6/30/29 ............................
28,000 28,445
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........................
5,000 4,833
68,795
Household Durables 0.4%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 ........................................... 9,000 8,886
Senior Bond, 5.5%, 10/15/35 ......................................... 14,000 14,213
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....................
12,000 11,955
35,054
Independent Power and Renewable Electricity Producers 0.6%
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................................ 8,000 8,540
Senior Bond, 6.5%, 10/01/53 ......................................... 11,000 11,683
Senior Note, 5.6%, 3/01/28 .......................................... 16,000 16,364
Senior Note, 4.4%, 1/15/31 .......................................... 10,000 9,874
46,461
Industrial REITs 0.1%
Prologis LP , Senior Bond , 5% , 3/15/34 ....................................
12,000 12,032
Insurance 1.1%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......................
20,000 20,226
a
Athene Global Funding , Secured Note , 144A, 5.322% , 11/13/31 ................ 24,000 23,742
Berkshire Hathaway Finance Corp. , Senior Bond , 4.3% , 5/15/43 ................
7,000 6,139
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........................
32,000 28,182
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...................
12,000 12,054
90,343
Interactive Media & Services 0.3%
Alphabet, Inc. , Senior Bond , 4.8% , 2/15/36 ................................
5,000 4,980
Meta Platforms, Inc. , Senior Bond , 5.4% , 8/15/54 ...........................
17,000 15,410
20,390
IT Services 0.2%
a
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% , 5/30/49 ............. 2,000 2,058

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
a
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........................... $ 13,000 $ 12,234
14,292
Leisure Products 0.1%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............................
14,000 12,145
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...................
5,000 4,966
Media 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
Corp. ,
Senior Secured Bond, 3.5%, 6/01/41 ................................... 22,000 15,443
Senior Secured Note, 2.25%, 1/15/29 ................................... 22,000 20,566
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................................... 7,000 6,686
Senior Bond, 4.2%, 5/19/32 .......................................... 8,000 6,862
Time Warner Cable Enterprises LLC , Senior Secured Bond , 8.375% , 7/15/33 ......
14,000 15,860
65,417
Metals & Mining 0.3%
a
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................................... 13,000 11,826
c
Senior Bond, 144A, 5.508%, 4/01/36 ................................... 10,000 10,026
21,852
Multi-Utilities 0.7%
DTE Energy Co. ,
Senior Bond, 5.85%, 6/01/34 ......................................... 12,000 12,569
Senior Note, 4.95%, 7/01/27 ......................................... 8,000 8,054
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................................
12,000 12,242
Southern Co. Gas Capital Corp. ,
Senior Bond, 5.15%, 9/15/32 ......................................... 16,000 16,230
Senior Bond, 4.95%, 9/15/34 ......................................... 7,000 6,904
55,999
Oil, Gas & Consumable Fuels 2.1%
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................................... 8,000 7,294
Senior Note, 4.5%, 10/01/29 ......................................... 16,000 15,935
a
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..................... 5,000 4,951
a
Columbia Pipelines Operating Co. LLC , Senior Note , 144A, 5.927% , 8/15/30 ....... 11,000 11,518
a
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...................... 12,000 12,328
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................................... 16,000 16,601
Senior Bond, 5.65%, 10/15/54 ........................................ 12,000 11,310
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..................
20,000 23,463
Energy Transfer LP ,
Senior Bond, 6.5%, 2/01/42 .......................................... 8,000 8,347
Senior Note, 5.2%, 4/01/30 .......................................... 12,000 12,272
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............................
20,000 19,793
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........................
5,000 4,896
Targa Resources Partners LP / Targa Resources Partners Finance Corp. , Senior Bond ,
4.875% , 2/01/31 ................................................... 12,000 11,986

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........................
$ 12,000 $ 12,268
172,962
Paper & Forest Products 0.5%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...................... 40,000 40,434
Passenger Airlines 0.1%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% , 10/20/29 .......... 12,000 11,883
Personal Care Products 0.4%
Kenvue , Inc. , Senior Note , 4.85% , 5/22/32 .................................
30,000 30,332
Pharmaceuticals 0.9%
Novartis Capital Corp. ,
Senior Bond, 4.9%, 3/18/36 .......................................... 5,000 4,990
Senior Bond, 5.7%, 3/18/56 .......................................... 5,000 5,040
Senior Note, 4.6%, 3/18/33 .......................................... 5,000 4,980
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................................... 12,000 12,105
Senior Note, 5.15%, 9/02/29 ......................................... 12,000 12,218
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond , 4.1% , 10/01/46 .....
15,000 11,137
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................................
23,000 20,897
71,367
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................................
12,000 12,113
Semiconductors & Semiconductor Equipment 1.0%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........................
12,000 12,247
Broadcom, Inc. ,
Senior Bond, 4.95%, 1/15/36 ......................................... 5,000 4,933
a
Senior Bond, 144A, 4.926%, 5/15/37 ................................... 42,000 40,764
Senior Bond, 5.7%, 1/15/56 .......................................... 5,000 4,978
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................................... 8,000 8,261
Senior Note, 5.95%, 9/15/33 ......................................... 8,000 8,470
79,653
Software 1.0%
Oracle Corp. ,
Senior Bond, 5.7%, 2/04/36 .......................................... 10,000 9,619
Senior Bond, 3.65%, 3/25/41 ......................................... 24,000 17,097
Senior Bond, 6.7%, 2/04/56 .......................................... 5,000 4,644
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............................
10,000 9,986
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............................
23,000 19,965
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............................
20,000 20,045
81,356
Specialized REITs 1.5%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................................ 27,000 26,714
Senior Bond, 2.7%, 4/15/31 .......................................... 31,000 28,143
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................................... 12,000 11,860

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
Crown Castle, Inc., (continued)
Senior Bond, 4.75%, 5/15/47 ......................................... $ 6,000 $ 5,010
Senior Note, 4.9%, 9/01/29 .......................................... 8,000 8,047
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............................
20,000 19,921
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................................
20,000 19,047
118,742
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....................
14,000 12,730
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .................
27,000 26,873
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc. ,
Senior Bond, 5.5%, 3/11/35 .......................................... 8,000 8,018
Senior Note, 5.1%, 3/11/30 ........................................... 20,000 20,214
28,232
Tobacco 0.6%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ......................................... 20,000 20,412
Senior Note, 4.75%, 11/01/31 ......................................... 30,000 30,148
50,560
Trading Companies & Distributors 0.5%
Air Lease Corp. , Senior Bond , 3.25% , 10/01/29 .............................
26,000 24,683
a
Aviation Capital Group LLC , Senior Note , 144A, 5.125% , 4/10/30 ............... 20,000 20,113
44,796
Water Utilities 0.1%
Essential Utilities, Inc. , Senior Bond , 5.125% , 3/15/36 ........................
5,000 4,932
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ............................................ 16,000 16,167
Senior Note, 3.8%, 3/15/32 .......................................... 8,000 7,471
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................................... 8,000 8,058
Senior Bond, 5%, 2/15/36 ........................................... 10,000 9,853
Senior Note, 3.75%, 4/15/27 ......................................... 24,000 23,856
65,405
Total Corporate Bonds (Cost $2,996,576) .......................................
3,007,150
Foreign Government and Agency Securities 0.2%
a
Electricite de France SA, Senior Bond, 144A, 4.75%, 10/13/35 ................. 13,000 12,694
Total Foreign Government and Agency Securities (Cost $12,311) .................
12,694
U.S. Government and Agency Securities 7.4%
U.S. Treasury Bonds ,
1.25%, 5/15/50 ................................................... 80,000 37,991
4.75%, 5/15/55 ................................................... 100,000 97,402
4.625%, 11/15/55 .................................................. 90,000 86,006

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes ,
0.5%, 6/30/27 .................................................... $ 130,000 $ 124,810
4.25%, 2/15/28 ................................................... 95,000 95,739
0.625%, 5/15/30 ................................................... 180,000 157,697
Total U.S. Government and Agency Securities (Cost $606,076) ....................
599,645
Commercial Mortgage-Backed Securities 3.8%
Financial Services 3.8%
a,d
1301 Trust , 2025-1301 , A , 144A, FRN , 5.059% , 8/11/42 .......................
13,000 13,046
BANK5 Trust ,
d
2025-5YR17, AS, FRN, 5.626%, 11/15/58 ............................... 10,000 10,215
d
2025-5YR18, AS, FRN, 5.466%, 12/15/58 ............................... 12,000 12,150
2026-5YR20, AS, 5.336%, 2/15/59 ..................................... 12,000 12,188
Barclays Commercial Mortgage Trust , 2019-C3 , A2 , 3.438% , 5/15/52 ............
3,421 3,363
d
BBCMS Mortgage Trust ,
2023-C21, A3, FRN, 6.296%, 9/15/56 ................................... 10,000 10,459
2025-5C37, AS, FRN, 5.382%, 9/15/58 ................................. 12,000 12,165
Benchmark Mortgage Trust ,
2020-B17, A2, 2.211%, 3/15/53 ....................................... 8,988 8,539
2019-B13, A2, 2.889%, 8/15/57 ....................................... 26,519 25,500
2019-B14, A2, 2.915%, 12/15/62 ...................................... 6,174 6,004
d
2025-V17, AM, FRN, 5.425%, 9/15/58 .................................. 10,000 10,097
2026-V20, AM, 5.436%, 2/15/59 ....................................... 10,000 10,105
2026-V21, AS, 5.506%, 3/15/31 ....................................... 18,000 18,227
d
2025-V16, B, FRN, 6.13%, 8/15/58 ..................................... 12,000 12,437
d,e
2025-V17, XA, IO, FRN, 1.511%, 9/15/58 ................................ 70,000 4,112
BMO Mortgage Trust ,
d
2024-5C8, AS, FRN, 5.94%, 12/15/57 .................................. 10,000 10,296
2025-5C11, AS, 5.938%, 7/15/58 ...................................... 10,000 10,291
Cantor Commercial Real Estate Lending LP , 2019-CF3 , A2 , 2.942% , 1/15/53 .......
2,917 2,780
Citigroup Commercial Mortgage Trust ,
2020-GC46, A2, 2.708%, 2/15/53 ...................................... 6,208 5,869
d
2016-P6, A5, FRN, 3.72%, 12/10/49 .................................... 12,000 11,889
CSAIL Commercial Mortgage Trust , 2017-CX10 , A3 , 3.398% , 11/15/50 ...........
6,291 6,279
GS Mortgage Securities Trust , 2019-GC42 , A2 , 2.933% , 9/10/52 ................
14,400 13,827
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-JP3 , AS , 3.144% ,
8/15/49 ......................................................... 13,000 12,623
JPMBB Commercial Mortgage Securities Trust , 2014-C25 , AS , 4.065% , 11/15/47 ...
10,000 9,732
JPMCC Commercial Mortgage Securities Trust , 2019-COR5 , A2 , 3.15% , 6/13/52 ....
2,619 2,598
d
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C9, B, FRN, 3.708%, 5/15/46 .................................... 11,684 11,161
2013-C10, B, FRN, 3.951%, 7/15/46 ................................... 9,178 8,726
a,d
VRTX Trust , 2025-HQ , A , 144A, FRN , 4.926% , 8/05/42 .......................
12,000 12,020
Wells Fargo Commercial Mortgage Trust ,
2016-LC24, AS, 3.367%, 10/15/49 ..................................... 15,000 14,765
2026-5C8, AS, 5.25%, 3/15/59 ........................................ 12,000 12,045
313,508
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $316,605) ...................
313,508
Mortgage-Backed Securities 47.5%
Federal National Mortgage Association (FNMA) Fixed Rate 34.1%
FNMA, 30 Year, 2%, 5/01/52 ........................................... 1,481,603 1,199,836

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 4.5%, 7/01/53 ......................................... $ 765,548 $ 740,298
FNMA, 30 Year, 5.5%, 12/01/54 ......................................... 834,948 839,616
2,779,750
Government National Mortgage Association (GNMA) Fixed Rate 13.4%
GNMA II, Single-family, 30 Year, 2%, 2/20/52 ............................... 358,931 296,935
GNMA II, Single-family, 30 Year, 4.5%, 10/20/52 ............................ 537,532 523,994
GNMA II, Single-family, 30 Year, 6%, 6/20/55 ............................... 262,883 267,606
1,088,535
Total Mortgage-Backed Securities (Cost $3,786,784) .............................
3,868,285
Residential Mortgage-Backed Securities 3.0%
Financial Services 3.0%
a
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
59,232 59,522
a
J.P. Morgan Mortgage Trust , 2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ............
39,711 39,955
a
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 .........................
48,765 49,032
a,f
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN , 5.162% , ( 30-day SOFR
Average + 1.5% ), 12/25/55 ........................................... 79,064 79,417
a,f
Structured Agency Credit Risk , 2026-DNA1 , M1 , 144A, FRN , 4.662% , ( 30-day SOFR
Average + 1% ), 2/25/46 ............................................. 15,265 15,220
243,146
a a a a a
Total Residential Mortgage-Backed Securities (Cost $243,462) ....................
243,146
Agency Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
d,e
GNMA , 2020-103 , IO, FRN , 0.854% , 1/16/63 ...............................
117,460 7,452
Total Agency Commercial Mortgage-Backed Securities (Cost $7,516) ..............
7,452
Total Long Term Investments (Cost $7,969,330) .................................
8,051,880
a
a a a a
Short Term Investments 0.6%
Shares
a
Money Market Funds 0.6%
g,h
Franklin Institutional U.S. Government Money Market Fund, 3.578% ............. 51,222 51,222
Total Money Market Funds (Cost $51,222) ......................................
51,222
Total Short Term Investments (Cost $51,222) ...................................
51,222
a
Total Investments (Cost $8,020,552) 99.6% .....................................
$8,103,102
Other Assets, less Liabilities 0.4% .............................................
33,073
Net Assets 100.0% ...........................................................
$8,136,175

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following futures contracts outstanding.
See Abbreviations on page 29.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $788,624, representing 9.7% of net assets.
b
Perpetual security with no stated maturity date.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Long 6 $ 681,094 6/18/26 $ (15,242)
U.S. Treasury 2 Year Notes ..................... Long 1 207,445 6/30/26 (1,517)
U.S. Treasury 5 Year Notes ..................... Long 6 649,078 6/30/26 (9,474)
Total Futures Contracts ...................................................................... $(26,233)
*
As of period end.

Franklin Strategic Series
Schedule of Investments (unaudited), March 31, 2026
Franklin Templeton SMACS: Series CP
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 60.8%
Aerospace & Defense 2.6%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ....................................
$ 50,000 $ 51,883
a
Axon Enterprise, Inc. , Senior Note , 144A, 6.125% , 3/15/30 .................... 25,000 25,476
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................................... 9,000 8,473
Senior Bond, 6.125%, 2/15/33 ........................................ 13,000 13,828
Senior Bond, 6.875%, 3/15/39 ........................................ 10,000 10,994
Senior Bond, 3.375%, 6/15/46 ........................................ 13,000 8,991
Senior Bond, 3.9%, 5/01/49 .......................................... 13,000 9,508
Senior Bond, 6.858%, 5/01/54 ........................................ 8,000 8,812
a
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........................... 25,000 25,977
a
Honeywell Aerospace, Inc. ,
Senior Bond, 144A, 4.95%, 3/16/36 .................................... 5,000 4,963
Senior Bond, 144A, 5.732%, 3/16/56 ................................... 5,000 4,946
Senior Bond, 144A, 5.852%, 3/16/66 ................................... 5,000 4,963
Senior Note, 144A, 4.6%, 3/16/33 ..................................... 5,000 4,944
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................................... 9,000 9,383
Senior Bond, 5.95%, 2/01/37 ......................................... 13,000 13,869
Senior Note, 3%, 1/15/29 ............................................ 8,000 7,720
214,730
Automobiles 0.5%
a
Hyundai Capital America , Senior Note , 144A, 6.5% , 1/16/29 ................... 43,000 44,901
Banks 4.1%
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 .................... 9,000 9,190
Senior Note, 2.551% to 2/03/27, FRN thereafter, 2/04/28 .................... 13,000 12,803
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..................... 17,000 16,968
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..................... 39,000 36,144
Citigroup, Inc. ,
Sub. Bond, 4.45%, 9/29/27 ........................................... 35,000 35,009
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..................... 9,000 9,321
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
13,000 13,479
JPMorgan Chase & Co. ,
b
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter, Perpetual ............ 8,000 7,968
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 .................... 34,000 33,836
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 .................... 9,000 9,215
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..................... 17,000 17,609
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to 6/05/32, FRN
thereafter , 6/06/33 ................................................. 31,000 30,176
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ..........................
22,000 22,441
Toronto-Dominion Bank (The) , Senior Note , 4.108% , 6/08/27 ...................
23,000 22,946
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter , 11/03/36 ...........
16,000 13,839
Wells Fargo & Co. , Senior Bond , 2.879% to 10/29/29, FRN thereafter , 10/30/30 .....
48,000 45,295
336,239
Beverages 0.1%
Keurig Dr. Pepper , Inc. , Senior Bond , 5.3% , 3/15/34 .........................
5,000 4,959
Biotechnology 1.1%
AbbVie, Inc. ,
Senior Bond, 5.05%, 3/15/34 ......................................... 45,000 45,687
Senior Bond, 4.75%, 3/15/36 ......................................... 5,000 4,908

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
AbbVie, Inc., (continued)
Senior Note, 4.4%, 3/15/33 .......................................... $ 5,000 $ 4,910
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................................... 8,000 7,753
Senior Note, 5.25%, 3/02/30 ......................................... 9,000 9,244
a
CSL Finance plc , Senior Bond , 144A, 4.625% , 4/27/42 ....................... 15,000 13,270
85,772
Broadline Retail 0.2%
Amazon.com, Inc. ,
Senior Bond, 4.875%, 3/13/36 ........................................ 5,000 4,957
Senior Bond, 6.05%, 3/13/76 ......................................... 3,000 2,985
Senior Note, 4.55%, 3/13/33 ......................................... 5,000 4,953
12,895
Building Products 0.6%
a
Quikrete Holdings, Inc. , Senior Note , 144A, 6.75% , 3/01/33 .................... 50,000 50,821
Capital Markets 3.3%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............................
9,000 9,124
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 .................... 23,000 22,873
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 .................... 5,000 4,890
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..................
33,000 27,864
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A, 6.125% , 11/01/32 50,000 49,488
a
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% , 7/01/29 ............. 14,000 13,553
LPL Holdings, Inc. , Senior Note , 5.2% , 3/15/30 .............................
22,000 22,172
Morgan Stanley ,
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 .................... 5,000 4,901
Senior Bond, 5.9% to 3/12/46, FRN thereafter, 3/13/47 ...................... 5,000 4,980
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .................... 22,000 22,248
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..................... 18,000 18,281
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .................... 5,000 4,917
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .................... 5,000 4,967
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..................... 9,000 9,204
a
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............................ 24,000 22,696
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............................
24,000 22,544
264,702
Chemicals 0.8%
a
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ................... 25,000 24,357
FMC Corp. , Senior Bond , 3.45% , 10/01/29 ................................
15,000 13,413
a
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 25,000 25,753
63,523
Commercial Services & Supplies 1.1%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........................
22,000 22,483
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................................ 9,000 8,997
Senior Bond, 5%, 3/01/34 ........................................... 18,000 18,125
Senior Bond, 4.8%, 7/15/36 .......................................... 5,000 4,901
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......................
9,000 9,155

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
a
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........................ $ 25,000 $ 25,344
89,005
Communications Equipment 0.6%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........................
22,000 22,325
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................................... 8,000 7,217
Senior Bond, 5.4%, 4/15/34 .......................................... 10,000 10,128
Senior Note, 4.85%, 8/15/30 ......................................... 9,000 9,067
48,737
Construction & Engineering 0.3%
a
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ........................... 25,000 24,139
Consumer Finance 1.6%
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............................
13,000 14,438
Capital One Financial Corp. , Senior Note , 7.624% to 10/29/30, FRN thereafter ,
10/30/31 ........................................................ 20,000 22,096
a
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......................... 50,000 51,023
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29 ................
18,000 18,094
a
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% , 3/17/30 ........... 27,000 26,875
132,526
Consumer Staples Distribution & Retail 0.7%
a
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................................... 2,000 1,732
Senior Note, 144A, 1.3%, 2/10/28 ..................................... 13,000 12,268
a
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 2.95% , 1/25/30 ............. 15,000 14,168
a
US Foods, Inc. , Senior Note , 144A, 5.75% , 4/15/33 .......................... 25,000 24,913
53,081
Containers & Packaging 0.9%
Berry Global, Inc. , Senior Secured Note , 1.65% , 1/15/27 ......................
12,000 11,752
a
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 4/15/32 .. 50,000 47,367
WestRock MWV LLC , Senior Bond , 7.95% , 2/15/31 ..........................
13,000 14,740
73,859
Distributors 0.3%
a
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........................... 25,000 25,682
Diversified REITs 0.7%
a
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP , Senior Note ,
144A, 3.75% , 12/15/27 .............................................. 25,000 24,242
VICI Properties LP , Senior Bond , 5.75% , 4/01/34 ............................
9,000 9,086
a
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.875% , 2/15/29 ...... 23,000 22,359
55,687
Diversified Telecommunication Services 1.8%
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................................... 13,000 11,362
Senior Bond, 2.55%, 12/01/33 ........................................ 17,000 14,393
Senior Bond, 5.125%, 4/30/36 ........................................ 5,000 4,942
Senior Bond, 4.75%, 5/15/46 ......................................... 8,000 6,728
a
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 4.25% , 2/01/31 50,000 45,604
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........................
50,000 52,876

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ..................
$ 16,000 $ 13,971
149,876
Electric Utilities 4.7%
a
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% , 1/15/32 ........ 26,000 23,308
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......................
13,000 13,411
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....................
9,000 9,444
DTE Electric Co. , A , Senior Bond , 4.85% , 3/01/36 ...........................
5,000 4,908
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...................
8,000 6,869
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................................... 13,000 13,294
Senior Note, 4.85%, 1/05/29 ......................................... 9,000 9,115
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................................ 13,000 13,316
Senior Note, 5.15%, 3/15/29 ......................................... 13,000 13,252
Georgia Power Co. , Senior Bond , 5.25% , 3/15/34 ...........................
44,000 44,950
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................................... 9,000 8,841
Senior Note, 5.3%, 3/15/32 .......................................... 22,000 22,541
a
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 ................ 24,000 23,126
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................................... 9,000 9,329
Senior Bond, 5.2%, 5/01/36 .......................................... 5,000 4,875
Senior Bond, 6.75%, 1/15/53 ......................................... 5,000 5,193
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................................... 34,000 33,970
Senior Bond, 4.95%, 3/15/36 ......................................... 10,000 9,752
a
Vistra Operations Co. LLC ,
Senior Note, 144A, 6.875%, 4/15/32 .................................... 50,000 51,777
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............................. 14,000 13,766
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............................ 12,000 13,066
Senior Secured Bond, 144A, 5.25%, 10/15/35 ............................ 5,000 4,859
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............................
27,000 27,452
380,414
Electrical Equipment 0.1%
Vertiv Holdings Co. ,
Senior Bond, 4.85%, 3/15/36 ......................................... 5,000 4,864
Senior Bond, 5.8%, 3/15/56 .......................................... 5,000 4,810
9,674
Energy Equipment & Services 0.3%
a
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .................. 25,000 25,915
Entertainment 0.1%
Netflix, Inc. , Senior Bond , 5.4% , 8/15/54 ..................................
9,000 8,723
Financial Services 1.5%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......................
23,000 22,465
a
Jefferson Capital Holdings LLC , Senior Note , 144A, 8.25% , 5/15/30 .............. 50,000 52,162
a
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....................... 50,000 50,600
125,227

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 1.6%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings , Senior
Note , 5.95% , 4/20/35 ............................................... $ 16,000 $ 16,625
Kellanova ,
Senior Bond, 2.1%, 6/01/30 .......................................... 25,000 22,750
Senior Bond, 4.5%, 4/01/46 .......................................... 21,000 17,850
Senior Bond, 5.75%, 5/16/54 ......................................... 9,000 8,831
B, Senior Bond, 7.45%, 4/01/31 ....................................... 9,000 10,152
Kraft Heinz Foods Co. , Senior Bond , 5% , 6/04/42 ...........................
10,000 8,801
a
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............................... 18,000 18,178
Pilgrim's Pride Corp. ,
Senior Bond, 6.25%, 7/01/33 ......................................... 21,000 22,017
Senior Note, 3.5%, 3/01/32 .......................................... 9,000 8,178
133,382
Ground Transportation 0.8%
a
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note , 144A, 4.4% , 7/01/27 14,000 13,957
a
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A, 7.125% , 8/01/32 ...... 25,000 25,700
a
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............................. 25,000 25,803
65,460
Health Care Equipment & Supplies 0.4%
a
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% , 10/01/28 ............ 25,000 25,844
a
Medline Borrower LP , Senior Secured Note , 144A, 3.875% , 4/01/29 .............. 10,000 9,679
35,523
Health Care Providers & Services 1.9%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............................
14,000 11,714
CVS Health Corp. ,
Senior Bond, 1.875%, 2/28/31 ........................................ 5,000 4,367
Senior Bond, 4.78%, 3/25/38 ......................................... 25,000 23,052
a
DaVita, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 ............................ 50,000 45,876
HCA, Inc. , Senior Note , 3.625% , 3/15/32 ..................................
37,000 34,395
UnitedHealth Group, Inc. ,
Senior Bond, 5.8%, 3/15/36 .......................................... 13,000 13,597
Senior Note, 5.3%, 2/15/30 .......................................... 9,000 9,257
Universal Health Services, Inc. , Senior Secured Note , 4.625% , 10/15/29 ..........
14,000 13,841
156,099
Health Care Technology 0.6%
a
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............................. 50,000 50,837
Hotel & Resort REITs 0.6%
a
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A, 6.5% , 6/15/33 ... 25,000 25,475
a
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............................. 25,000 25,271
50,746
Hotels, Restaurants & Leisure 2.4%
a
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A, 4% , 10/15/30 ..... 25,000 23,511
Airbnb, Inc. ,
Senior Bond, 5.25%, 3/16/36 ......................................... 5,000 5,007
Senior Note, 4.65%, 3/16/31 ......................................... 5,000 4,991
a
Caesars Entertainment, Inc. , Senior Note , 144A, 6% , 10/15/32 ................. 50,000 46,061
a
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 ..................................... 25,000 25,212
Senior Note, 144A, 5.75%, 8/01/32 ..................................... 5,000 5,005

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
a
Carnival Corp., (continued)
Senior Secured Note, 144A, 4%, 8/01/28 ................................ $ 23,000 $ 22,468
a
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured Note , 144A, 8.75% ,
11/15/29 ........................................................ 25,000 24,406
Hyatt Hotels Corp. , Senior Note , 5.25% , 6/30/29 ............................
31,000 31,493
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........................
5,000 4,833
192,987
Household Durables 1.0%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 ........................................... 3,000 2,962
Senior Bond, 5.5%, 10/15/35 ......................................... 16,000 16,243
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....................
14,000 13,948
a
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A, 4.875% , 9/15/28 . 50,000 48,464
81,617
Independent Power and Renewable Electricity Producers 1.2%
a
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 ............ 50,000 46,325
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................................ 8,000 8,540
Senior Bond, 6.5%, 10/01/53 ......................................... 13,000 13,807
Senior Note, 5.6%, 3/01/28 .......................................... 17,000 17,387
Senior Note, 4.4%, 1/15/31 .......................................... 10,000 9,874
95,933
Industrial REITs 0.2%
Prologis LP , Senior Bond , 5% , 3/15/34 ....................................
14,000 14,038
Insurance 1.9%
a
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior Secured Note ,
144A, 7% , 1/15/31 ................................................. 50,000 50,451
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......................
22,000 22,248
a
Athene Global Funding , Secured Note , 144A, 5.322% , 11/13/31 ................ 27,000 26,710
Berkshire Hathaway Finance Corp. , Senior Bond , 4.3% , 5/15/43 ................
8,000 7,016
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........................
36,000 31,704
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...................
13,000 13,059
151,188
IT Services 1.4%
a
Cogent Communications Group LLC / Cogent Finance, Inc. , Senior Secured Note ,
144A, 6.5% , 7/01/32 ............................................... 75,000 65,478
a
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% , 6/01/31 .......... 50,000 49,755
115,233
Leisure Products 0.2%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............................
16,000 13,880
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...................
5,000 4,966
Media 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
Corp. ,
Senior Secured Bond, 3.5%, 6/01/41 ................................... 25,000 17,549
Senior Secured Note, 2.25%, 1/15/29 ................................... 24,000 22,435

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Paramount Global , Senior Bond , 4.2% , 6/01/29 .............................
$ 3,000 $ 2,866
a
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 8.125% , 2/15/33 ....... 25,000 25,437
Time Warner Cable Enterprises LLC , Senior Secured Bond , 8.375% , 7/15/33 ......
16,000 18,126
86,413
Metals & Mining 0.3%
a
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................................... 15,000 13,645
c
Senior Bond, 144A, 5.508%, 4/01/36 ................................... 10,000 10,026
23,671
Multi-Utilities 0.8%
DTE Energy Co. ,
Senior Bond, 5.85%, 6/01/34 ......................................... 13,000 13,617
Senior Note, 4.95%, 7/01/27 ......................................... 9,000 9,060
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................................
13,000 13,262
Southern Co. Gas Capital Corp. ,
Senior Bond, 5.15%, 9/15/32 ......................................... 18,000 18,258
Senior Bond, 4.95%, 9/15/34 ......................................... 8,000 7,891
62,088
Oil, Gas & Consumable Fuels 4.5%
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................................... 9,000 8,205
Senior Note, 4.5%, 10/01/29 ......................................... 17,000 16,931
a
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..................... 5,000 4,951
a
Columbia Pipelines Operating Co. LLC , Senior Note , 144A, 5.927% , 8/15/30 ....... 13,000 13,612
a
Crescent Energy Finance LLC , Senior Note , 144A, 7.375% , 1/15/33 ............. 50,000 50,025
a
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...................... 13,000 13,356
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................................... 17,000 17,638
Senior Bond, 5.65%, 10/15/54 ........................................ 13,000 12,253
Energy Transfer LP ,
Senior Bond, 6.5%, 2/01/42 .......................................... 9,000 9,391
Senior Note, 5.2%, 4/01/30 .......................................... 13,000 13,294
a
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A, 6.25% , 4/15/32 ...... 50,000 48,427
a
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...................... 50,000 50,213
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............................
23,000 22,762
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........................
5,000 4,896
Targa Resources Partners LP / Targa Resources Partners Finance Corp. , Senior Bond ,
4.875% , 2/01/31 ................................................... 14,000 13,983
a
Venture Global Plaquemines LNG LLC , Senior Secured Note , 144A, 7.5% , 5/01/33 .. 50,000 54,990
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........................
13,000 13,290
368,217
Paper & Forest Products 0.6%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...................... 45,000 45,488
Passenger Airlines 0.5%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% , 10/20/29 .......... 14,000 13,864
a
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..................... 25,000 25,824
39,688

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 0.4%
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................................
$ 34,000 $ 34,376
Pharmaceuticals 1.6%
a
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% , 4/15/31 ........... 50,000 52,392
Novartis Capital Corp. ,
Senior Bond, 4.9%, 3/18/36 .......................................... 5,000 4,990
Senior Bond, 5.7%, 3/18/56 .......................................... 5,000 5,040
Senior Note, 4.6%, 3/18/33 .......................................... 5,000 4,980
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................................... 13,000 13,114
Senior Note, 2.2%, 9/02/30 .......................................... 13,000 11,712
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond , 4.1% , 10/01/46 .....
15,000 11,137
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................................
25,000 22,714
126,079
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................................
13,000 13,122
Semiconductors & Semiconductor Equipment 1.1%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........................
13,000 13,267
Broadcom, Inc. ,
Senior Bond, 4.95%, 1/15/36 ......................................... 5,000 4,933
a
Senior Bond, 144A, 4.926%, 5/15/37 ................................... 47,000 45,617
Senior Bond, 5.7%, 1/15/56 .......................................... 5,000 4,978
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................................... 9,000 9,294
Senior Note, 5.95%, 9/15/33 ......................................... 9,000 9,528
87,617
Software 1.7%
a
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......................... 50,000 48,645
Oracle Corp. ,
Senior Bond, 5.7%, 2/04/36 .......................................... 10,000 9,619
Senior Bond, 3.65%, 3/25/41 ......................................... 27,000 19,234
Senior Bond, 6.7%, 2/04/56 .......................................... 5,000 4,644
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............................
10,000 9,986
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............................
26,000 22,569
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............................
22,000 22,050
136,747
Specialized REITs 1.6%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................................ 30,000 29,682
Senior Bond, 2.7%, 4/15/31 .......................................... 34,000 30,867
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................................... 14,000 13,836
Senior Bond, 4.75%, 5/15/47 ......................................... 6,000 5,010
Senior Note, 4.9%, 9/01/29 .......................................... 9,000 9,053
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............................
23,000 22,909
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................................
22,000 20,952
132,309

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....................
$ 15,000 $ 13,639
Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .................
31,000 30,854
a
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A, 5.875% , 7/15/30 ... 25,000 25,428
56,282
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc. ,
Senior Bond, 5.5%, 3/11/35 .......................................... 9,000 9,020
Senior Note, 5.1%, 3/11/30 ........................................... 22,000 22,236
31,256
Tobacco 0.7%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ......................................... 22,000 22,453
Senior Note, 4.75%, 11/01/31 ......................................... 34,000 34,168
56,621
Trading Companies & Distributors 1.2%
Air Lease Corp. , Senior Bond , 3.25% , 10/01/29 .............................
29,000 27,531
a
Aviation Capital Group LLC , Senior Note , 144A, 5.125% , 4/10/30 ............... 22,000 22,125
a
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 ............... 25,000 26,125
a
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......................... 25,000 25,652
101,433
Wireless Telecommunication Services 0.9%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ............................................ 18,000 18,188
Senior Note, 3.8%, 3/15/32 .......................................... 9,000 8,405
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................................... 9,000 9,065
Senior Bond, 5%, 2/15/36 ........................................... 10,000 9,853
Senior Note, 3.75%, 4/15/27 ......................................... 27,000 26,838
72,349
Total Corporate Bonds (Cost $4,932,834) .......................................
4,930,371
Foreign Government and Agency Securities 0.2%
a
Electricite de France SA, Senior Bond, 144A, 4.75%, 10/13/35 ................. 14,000 13,671
Total Foreign Government and Agency Securities (Cost $13,258) .................
13,671
U.S. Government and Agency Securities 2.6%
U.S. Treasury Bonds ,
3.125%, 8/15/44 ................................................... 45,000 35,291
1.25%, 5/15/50 ................................................... 190,000 90,228
4.75%, 5/15/55 ................................................... 85,000 82,792
Total U.S. Government and Agency Securities (Cost $215,077) ....................
208,311
Commercial Mortgage-Backed Securities 4.0%
Financial Services 4.0%
d
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B , FRN , 4.192% , 9/15/48 .
4,075 4,036
d
BANK5 Trust , 2025-5YR18 , AS , FRN , 5.466% , 12/15/58 ......................
12,000 12,150

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
d
BBCMS Mortgage Trust ,
2025-5C37, AS, FRN, 5.382%, 9/15/58 ................................. $ 12,000 $ 12,165
2026-5C40, B, FRN, 5.78%, 2/15/59 ................................... 10,000 10,151
Benchmark Mortgage Trust ,
2020-B17, A2, 2.211%, 3/15/53 ....................................... 7,538 7,162
2019-B13, A2, 2.889%, 8/15/57 ....................................... 17,237 16,575
2026-V21, AS, 5.506%, 3/15/31 ....................................... 18,000 18,227
d,e
2025-V17, XA, IO, FRN, 1.511%, 9/15/58 ................................ 61,000 3,583
a,d
BX Trust , 2025-ARIA , C , 144A, FRN , 5.517% , 12/13/42 .......................
13,000 12,975
Cantor Commercial Real Estate Lending LP , 2019-CF3 , A2 , 2.942% , 1/15/53 .......
3,501 3,336
d
Citigroup Commercial Mortgage Trust ,
2015-GC33, B, FRN, 4.336%, 9/10/58 .................................. 8,602 8,351
2014-GC21, C, FRN, 4.78%, 5/10/47 ................................... 2,745 2,713
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................................... 10,000 9,709
2014-CR17, B, 4.377%, 5/10/47 ....................................... 12,784 12,667
2014-UBS3, B, 4.313%, 6/10/47 ....................................... 8,998 8,747
d
2014-CR14, C, FRN, 3.133%, 2/10/47 .................................. 12,000 11,767
GS Mortgage Securities Trust ,
2019-GC42, A2, 2.933%, 9/10/52 ...................................... 17,379 16,687
d
2014-GC24, B, FRN, 4.297%, 9/10/47 .................................. 4,019 3,892
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-JP3 , AS , 3.144% ,
8/15/49 ......................................................... 13,000 12,623
JPMBB Commercial Mortgage Securities Trust ,
2014-C25, AS, 4.065%, 11/15/47 ...................................... 17,000 16,545
a,d
2014-C19, F, 144A, FRN, 3.75%, 4/15/47 ................................ 19,235 18,869
Morgan Stanley Bank of America Merrill Lynch Trust ,
2025-5C2, AS, 5.384%, 11/15/58 ...................................... 15,000 15,200
d
2013-C9, B, FRN, 3.708%, 5/15/46 .................................... 9,859 9,417
d
2013-C10, B, FRN, 3.951%, 7/15/46 ................................... 11,932 11,344
d
2015-C22, B, FRN, 3.883%, 4/15/48 ................................... 15,000 13,948
d
2013-C10, C, FRN, 3.951%, 7/15/46 ................................... 23,000 21,295
d
Morgan Stanley Capital I Trust , 2018-H3 , AS , FRN , 4.429% , 7/15/51 .............
10,000 9,861
a,d
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 .........................
10,000 9,968
a,d
VRTX Trust , 2025-HQ , D , 144A, FRN , 6.596% , 8/05/42 .......................
10,000 10,064
324,027
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $325,009) ...................
324,027
Mortgage-Backed Securities 26.6%
Federal National Mortgage Association (FNMA) Fixed Rate 23.6%
FNMA, 30 Year, 2%, 5/01/52 ........................................... 736,754 596,640
FNMA, 30 Year, 2.5%, 5/01/52 ......................................... 815,593 697,965
FNMA, 30 Year, 4.5%, 7/01/53 ......................................... 432,701 418,429
FNMA, 30 Year, 5.5%, 12/01/54 ......................................... 198,403 199,513
1,912,547
Government National Mortgage Association (GNMA) Fixed Rate 3.0%
GNMA II, Single-family, 30 Year, 5.5%, 10/20/54 ............................ 101,097 101,959
GNMA II, Single-family, 30 Year, 6%, 6/20/55 ............................... 139,174 141,674
243,633
Total Mortgage-Backed Securities (Cost $2,095,166) .............................
2,156,180

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities 2.8%
Financial Services 2.8%
a
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
$ 59,232 $ 59,522
a
J.P. Morgan Mortgage Trust , 2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ............
39,711 39,955
a
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 .........................
48,765 49,032
a,f
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN , 5.162% , ( 30-day SOFR
Average + 1.5% ), 12/25/55 ........................................... 78,281 78,631
227,140
a a a a a
Total Residential Mortgage-Backed Securities (Cost $227,414) ....................
227,140
Agency Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
d,e
GNMA , 2020-103 , IO, FRN , 0.854% , 1/16/63 ...............................
117,460 7,452
Total Agency Commercial Mortgage-Backed Securities (Cost $7,516) ..............
7,452
Total Long Term Investments (Cost $7,816,274) .................................
7,867,152
a
a a a a
Short Term Investments 1.5%
Shares
a
Money Market Funds 1.5%
g,h
Franklin Institutional U.S. Government Money Market Fund, 3.578% ............. 120,037 120,037
Total Money Market Funds (Cost $120,037) .....................................
120,037
Total Short Term Investments (Cost $120,037) ..................................
120,037
a
Total Investments (Cost $7,936,311) 98.6% .....................................
$7,987,189
Other Assets, less Liabilities 1.4% .............................................
114,535
Net Assets 100.0% ...........................................................
$8,101,724
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $2,529,398, representing 31.2% of net assets.
b
Perpetual security with no stated maturity date.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following futures contracts outstanding.
At March 31, 2026, the Fund had the following credit default swap contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Long 6 $ 681,094 6/18/26 $ (15,242)
U.S. Treasury 2 Year Notes ..................... Long 1 207,445 6/30/26 (1,517)
U.S. Treasury 5 Year Notes ..................... Long 6 649,078 6/30/26 (9,474)
U.S. Treasury Ultra Bonds ...................... Long 1 116,562 6/18/26 (4,018)
Total Futures Contracts ...................................................................... $(30,251)
*
As of period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.
NA.EM.43 ... 1.00% Quarterly 6/20/30 480,000 $ (6,171) $ (10,520) $ 4,350
Investment
Grade
Total Credit Default Swap Contracts .............................. $(6,171) $(10,520) $4,350
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026, the Fund had the following total return swap contracts outstanding.
See Abbreviations on page 29.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
Markit iBoxx USD Liquid Leveraged Loans
Total Return Index ................... 1-day SOFR Quarterly MSCO 6/20/26 415,000 $ 1,546
Total Return Swap Contracts .................................................................... $1,546
*
In U.S. dollars unless otherwise indicated.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twelve separate funds, two of which are included in this report. The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2026, investments in affiliated management investment companies were as follows:

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series C
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $151,650 $407,032 $(507,460) $— $— $51,222 51,222 $1,577
Total Affiliated Securities ... $151,650 $407,032 $(507,460) $— $— $51,222 $1,577
Franklin Templeton SMACS: Series CP
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $95,898 $681,232 $(657,093) $— $— $120,037 120,037 $1,114
Total Affiliated Securities ... $95,898 $681,232 $(657,093) $— $— $120,037 $1,114
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series C
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 3,007,150 $ — $ 3,007,150
Foreign Government and Agency Securities .... — 12,694 — 12,694
U.S. Government and Agency Securities ....... — 599,645 — 599,645
Commercial Mortgage-Backed Securities ...... — 313,508 — 313,508
Mortgage-Backed Securities ................ — 3,868,285 — 3,868,285
Residential Mortgage-Backed Securities ....... — 243,146 — 243,146
Agency Commercial Mortgage-Backed Securities — 7,452 — 7,452
Short Term Investments ................... 51,222 — — 51,222
Total Investments in Securities ........... $51,222 $8,051,880 $— $8,103,102
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
a
For detailed categories, see the accompanying Schedule of Investments.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series C (continued)
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $26,233 $— $— $26,233
Total Other Financial Instruments ......... $26,233 $— $— $26,233
Franklin Templeton SMACS: Series CP
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 4,930,371 $ — $ 4,930,371
Foreign Government and Agency Securities .... — 13,671 — 13,671
U.S. Government and Agency Securities ....... — 208,311 — 208,311
Commercial Mortgage-Backed Securities ...... — 324,027 — 324,027
Mortgage-Backed Securities ................ — 2,156,180 — 2,156,180
Residential Mortgage-Backed Securities ....... — 227,140 — 227,140
Agency Commercial Mortgage-Backed Securities — 7,452 — 7,452
Short Term Investments ................... 120,037 — — 120,037
Total Investments in Securities ........... $120,037 $7,867,152 $— $7,987,189
Other Financial Instruments:
Swap Contracts ......................... $— $5,896 $— $5,896
Total Other Financial Instruments ......... $— $5,896 $— $5,896
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $30,251 $— $— $30,251
Total Other Financial Instruments ......... $30,251 $— $— $30,251
4. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Index
CDX.NA.EM.
Series number
CDX North America Emerging Markets Index
Selected Portfolio
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.